Summary of Significant Accounting Policies (Details) - USD ($)	5 Months Ended	9 Months Ended	12 Months Ended			13 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2019	Mar. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage	$ 250,000		$ 250,000
warrants issued	$ 6,366,666		6,366,666
Temporary equity stated shares (in Shares)	11,500,000
Offering Costs	$ 6,793,491
Underwriting Fees	2,300,000
Deferred underwriting fees	4,025,000
Other offering costs	468,491
Expenses	191,112
Federal deposit insurance coverage		$ 250,000
Aggregate shares of common stock (in Shares)		6,366,666
Ambulnz, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash	$ 323,000	$ 37,300,000	$ 323,000		$ 221,000
Principal owners voting interest rate			10.00%
Number of shares excluded from calculation (in Shares)			38,369		8,728
Leases term	10 years	10 years	10 years
Advertising costs			$ 740,234		$ 1,125,799
Right-of-use assets	$ 4,997,407	$ 4,511,988	4,997,407		$ 5,147,005
Lease liabilities	14,295,660		14,295,660
Utility, Revenue and Expense Recognition, Policy [Policy Text Block]		$337,654
Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]		$321,079
Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]		$220,081
Recognition of Asset and Liability for Lease of Acquiree [Policy Text Block]		$189,167
Equity Method Investments [Policy Text Block]		$30,914
Sales percentage		$ 0.44
Financing Receivable, Percent Past Due		42.00%
Related Parties Amount in Cost of Sales		$ 0.14
Cash	288,593	$ 913,464	288,593
Beneficial owners percentage		10.00%
Excluded shares (in Shares)		38,294
Ambulnz, Inc. [Member] | ROU [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Right-of-use assets	14,112,316		$ 14,112,316
Revision to Previously Reported Financial Statements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Reclassification amount				$ 5,000,000		$ 5,000,001,000,000
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Derivative warrant liabilities	(3,833,333)	$ 3,833,333
Warrants issued		6,366,666
Lease liabilities		8,600,000
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Derivative warrant liabilities	(2,533,333)	$ 2,533,333
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Interest income earned on investments held trust account	$ 6,367,000
Common stock, shares subject to possible redemption (in Shares)	11,500,000	11,500,000	11,500,000